Consolidated Statements of Other Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
CONSOLIDATED INCOME FOR THE YEAR	$ 124,522	$ 166,854	$ 62,825
OTHER COMPREHENSIVE INCOME (LOSS) WHICH MAY BE RECLASSIFIED SUBSEQUENTLY TO PROFIT OR LOSS:
Debt instruments at fair value through other comprehensive income	21,703	(1,441)
Available for sale investments			9,966
Exchange differences on investment in Colombia and New York branch	73,855	48,610	(78,302)
Gain (loss) from hedge of net investments in foreign operations	(46,786)	(36,533)	49,197
Gain (loss) from cash flow hedge	(6,792)	11,289	(127)
Other comprehensive income (loss) before income taxes	41,980	21,925	(19,266)
Income taxes related to financial instruments at FVTOCI	(5,926)	(2,172)
Income taxes related to available for sale investments			(3,333)
Income taxes related to hedge of net investment in foreign operations	14,373	10,565	(14,211)
Income taxes related to cash flow hedge	(162)	(1,669)	44
Income taxes on other comprehensive income (loss)	8,285	6,724	(17,500)
Other comprehensive income (loss) which may be reclassified subsequently to profit or loss, net of income taxes	50,265	28,649	(36,766)
OTHER COMPREHENSIVE INCOME (LOSS) WHICH MAY NOT BE RECLASSIFIED SUBSEQUENTLY TO PROFIT OR LOSS:
Defined benefits obligations	(4,432)	(754)	(208)
Income taxes related to defined benefits obligations	1,542	(44)	(6)
Changes in the fair value of equity investments at fair value through other comprehensive income	814	482
Other comprehensive loss which may not be reclassified subsequently to profit or loss, net of income taxes	(2,076)	(316)	(214)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	48,189	28,333	(36,980)
CONSOLIDATED COMPREHENSIVE INCOME FOR THE YEAR	172,711	195,187	25,845
Attributable to:
Equity holders of the Bank	144,817	191,228	47,534
Non-controlling interest	$ 27,894	$ 3,959	$ (21,689)